Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Operating Activites
NET INCOME (LOSS)	$ 1,931.3	$ 1,928.9		$ 618.0
Income (Loss) from Discontinued Operations, Net of Tax	0.0	0.0		(2.5)
Income (Loss) from Continuing Operations	1,931.3	1,928.9		620.5
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	2,286.6	1,997.2		1,962.3
Deferred Income Taxes	104.3	901.5		(50.0)
Asset Impairments and Other Related Charges	70.6	87.1		2,267.8
Carrying Costs Income	(6.6)	(18.6)		(16.2)
Allowance for Equity Funds Used During Construction	(132.5)	(93.7)		(113.2)
Mark-to-Market of Risk Management Contracts	(66.4)	(23.3)		150.8
Amortization of Nuclear Fuel	113.8	129.1		128.6
Pension and Postemployment Benefit Reserves	(42.8)	27.8		21.6
Pension Contributions to Qualified Plan Trust	0.0	(93.3)		(84.8)
Property Taxes	(59.1)	(29.5)		(19.0)
Deferred Fuel Over/Under-Recovery, Net	189.7	84.4		(65.5)
Gain on Sale of Merchant Generation Assets	0.0	(226.4)		0.0
Deferral of Ohio Capacity Costs, Net	67.7	83.2		88.1
Provision for Refund - Global Settlement	(5.5)	(98.2)		120.3
Disposition of Tanners Creek Plant Site	0.0	0.0		(93.5)
Change in Other Noncurrent Assets	119.8	(423.9)		(454.6)
Change in Other Noncurrent Liabilities	129.0	181.7		15.4
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	145.9	28.5		(226.6)
Fuel, Materials and Supplies	20.7	17.9		60.2
Accounts Payable	36.6	(58.0)		164.9
Accrued Taxes, Net	153.2	91.9		42.8
Other Current Assets	10.5	(60.7)		14.2
Other Current Liabilities	149.8	(181.8)		(28.5)
Net Cash Flows from (Used for) Continuing Operating Activities	5,223.2	4,270.4		4,521.8
Investing Activities
Construction Expenditures	(6,310.9)	(5,691.3)		(4,781.1)
Purchases of Investment Securities	(2,067.8)	(2,314.7)		(3,002.3)
Sales of Investment Securities	2,010.0	2,256.3		2,957.7
Acquisitions of Nuclear Fuel	(46.1)	(108.0)		(128.5)
Acquisitions of Assets	(14.6)	(6.8)		(107.9)
Proceeds from Sale of Merchant Generation Assets	0.0	2,159.6		0.0
Other Investing Activities	75.8	48.5		15.5
Net Cash Flows from (Used for) Continuing Investing Activities	(6,353.6)	(3,656.4)		(5,046.6)
Financing Activities
Issuance of Common Stock, Net	73.6	12.2		34.2
Issuance of Long-term Debt	4,945.7	3,854.1		2,594.9
Commercial Paper and Credit Facility Borrowings	205.6	0.0		0.0
Change in Short-term Debt, Net	271.4	(74.4)		913.0
Retirement of Long-term Debt	(2,782.0)	(3,087.9)		(1,794.9)
Commercial Paper and Credit Facility Repayments	205.6	0.0		0.0
Make Whole Premium on Extinguishment of Long-term Debt	(13.5)	(46.1)		0.0
Principal Payments for Capital Lease Obligations	(65.1)	(67.3)		(106.6)
Dividends Paid on Common Stock	(1,255.5)	(1,191.9)		(1,121.0)
Other Financing Activities	(12.7)	(3.6)		(15.7)
Net Cash Flows from (Used for) Continuing Financing Activities	1,161.9	(604.9)		503.9
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Cash Flows from (Used for) Discontinued Operating Activities	0.0	0.0		(2.5)
Net Cash Flows from (Used for) Discontinued Investing Activities	0.0	0.0		0.0
Net Cash Flows from (Used for) Discontinued Financing Activities	0.0	0.0		0.0
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	31.5	9.1		(23.4)
Cash and Cash Equivalents at Beginning of Period	214.6
Cash, Cash Equivalents and Restricted Cash at End of Period	444.1	412.6		403.5
Cash and Cash Equivalents at End of Period	234.1	214.6
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	939.3	858.3		848.5
Net Cash Paid (Received) for Income Taxes	(24.7)	(1.1)		29.5
Noncash Acquisitions Under Capital Leases	55.6	60.7		86.1
Construction Expenditures Included in Current Liabilities as of December 31,	1,120.4	1,330.8		858.0
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	4.0	0.0		2.1
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	2.2	2.6		0.7
Noncash Increase in Advances to Affiliates, Net due to Contribution of Mutual Energy SWEPCo, LLC	84.0	0.0		0.0
AEP Texas Inc. [Member]
Operating Activites
NET INCOME (LOSS)	211.3	310.5		146.6
Income (Loss) from Discontinued Operations, Net of Tax	0.0	0.0		(48.8)
Income (Loss) from Continuing Operations	211.3	310.5		195.4
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	499.6	450.1		413.9
Deferred Income Taxes	(16.5)	63.3		29.5
Asset Impairments and Other Related Charges				72.7
Allowance for Equity Funds Used During Construction	(20.0)	(6.8)		(9.2)
Mark-to-Market of Risk Management Contracts	0.7	(0.3)		(0.5)
Pension Contributions to Qualified Plan Trust	0.0	(8.8)		(8.2)
Change in Regulatory Asset - Catastrophe Reserve	(24.9)	(99.2)		(0.9)
Change in Other Noncurrent Assets	(35.4)	(49.4)		(44.1)
Change in Other Noncurrent Liabilities	44.9	8.8		(10.3)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(2.9)	(23.5)		(22.6)
Fuel, Materials and Supplies	(6.0)	3.2		5.9
Accounts Payable	(20.3)	30.8		(3.0)
Accrued Taxes, Net	(5.6)	(31.3)		(22.6)
Other Current Assets	0.8	0.6		(0.2)
Other Current Liabilities	26.2	(15.3)		(6.5)
Net Cash Flows from (Used for) Continuing Operating Activities	651.9	632.7		516.6
Investing Activities
Construction Expenditures	(1,428.8)	(990.9)		(640.9)
Change in Advances to Affiliates, Net	103.9	(103.3)		139.0
Other Investing Activities	35.2	18.9		10.4
Net Cash Flows from (Used for) Continuing Investing Activities	(1,289.7)	(1,075.3)		(491.5)
Financing Activities
Capital Contributions from Member	200.0	200.0		53.0
Issuance of Long-term Debt	494.0	749.6		199.2
Change in Advances from Affiliates, Net	216.0	(169.5)		117.0
Retirement of Long-term Debt	(266.1)	(323.1)		(428.7)
Principal Payments for Capital Lease Obligations	(4.7)	(3.9)		(3.4)
Dividends Paid on Common Stock	0.0	0.0		(34.0)
Other Financing Activities	1.2	(0.2)		0.8
Net Cash Flows from (Used for) Continuing Financing Activities	640.4	452.9		(96.1)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Cash Flows from (Used for) Discontinued Operating Activities	0.0	0.0		42.4
Net Cash Flows from (Used for) Discontinued Investing Activities	0.0	0.0		11.7
Net Cash Flows from (Used for) Discontinued Financing Activities	0.0	0.0		(44.6)
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	2.6	10.3		(61.5)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	157.2	146.9		208.4
Cash and Cash Equivalents at Beginning of Period	2.0
Cash, Cash Equivalents and Restricted Cash at End of Period	159.8	157.2
Cash, Cash Equivalents and Restricted Cash at End of Period	159.8	157.2		146.9
Cash and Cash Equivalents at End of Period	3.1	2.0
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	145.9	134.6		145.6
Net Cash Paid (Received) for Income Taxes	7.9	(28.3)		38.2
Noncash Acquisitions Under Capital Leases	10.6	8.2		7.1
Construction Expenditures Included in Current Liabilities as of December 31,	243.1	325.7		100.1
Distribution of CSW Energy, Inc to Parent	0.0	0.0		185.5
AEP Transmission Co [Member]
Operating Activites
NET INCOME (LOSS)	315.9	270.7	[1],[2]	192.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	133.9	95.7	[1],[3]	65.9
Deferred Income Taxes	98.9	271.5		223.1
Allowance for Equity Funds Used During Construction	(70.6)	(49.0)	[1],[4]	(52.3)
Property Taxes	(32.9)	(22.8)		(15.3)
Change in Other Noncurrent Assets	14.6	11.0		(2.8)
Change in Other Noncurrent Liabilities	17.4	27.5		4.4
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	36.7	(30.4)		(22.6)
Fuel, Materials and Supplies	(5.4)	(8.6)		(5.0)
Accounts Payable	(7.5)	23.0		14.3
Accrued Taxes, Net	73.4	16.3		143.8
Accrued Interest	0.9	4.5		2.6
Other Current Assets	(0.3)	(4.8)		0.1
Other Current Liabilities	(26.4)	0.2		0.0
Net Cash Flows from (Used for) Operating Activities	548.6	604.8		548.9
Investing Activities
Construction Expenditures	(1,526.4)	(1,513.4)		(1,159.5)
Change in Advances to Affiliates, Net	49.4	(79.2)		29.0
Acquisitions of Assets	(37.4)	(9.1)		(6.5)
Other Investing Activities	1.1	6.1		2.0
Net Cash Flows from (Used for) Investing Activities	(1,513.3)	(1,595.6)		(1,135.0)
Financing Activities
Capital Contributions from Member	664.0	361.6		212.0
Issuance of Long-term Debt	321.0	617.6		686.9
Change in Advances from Affiliates, Net	29.7	11.6		(12.8)
Retirement of Long-term Debt	(50.0)	0.0		(300.0)
Net Cash Flows from (Used for) Financing Activities	964.7	990.8		586.1
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash and Cash Equivalents	0.0	0.0		0.0
Cash and Cash Equivalents at Beginning of Period	0.0	0.0		0.0
Cash and Cash Equivalents at End of Period	0.0	0.0		0.0
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	80.2	62.4		42.0
Net Cash Paid (Received) for Income Taxes	(30.7)	(107.3)		(235.1)
Noncash Acquisitions Under Capital Leases	0.0	0.2		0.0
Construction Expenditures Included in Current Liabilities as of December 31,	345.0	485.0		298.3
Appalachian Power Co [Member]
Operating Activites
NET INCOME (LOSS)	367.8	331.3		369.1
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	428.4	407.9		388.5
Deferred Income Taxes	(16.8)	171.5		130.7
Carrying Costs Income	(1.3)	(1.4)		(0.4)
Allowance for Equity Funds Used During Construction	(13.2)	(9.2)		(11.7)
Mark-to-Market of Risk Management Contracts	(33.0)	(23.1)		9.4
Pension Contributions to Qualified Plan Trust	0.0	(10.2)		(8.8)
Deferred Fuel Over/Under-Recovery, Net	(10.8)	(20.5)		22.2
Change in Other Noncurrent Assets	59.4	12.8		3.4
Change in Other Noncurrent Liabilities	(4.8)	11.9		(26.1)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	33.6	(28.0)		(48.0)
Fuel, Materials and Supplies	27.8	22.3		12.9
Accounts Payable	(13.3)	37.5		19.5
Accrued Taxes, Net	(13.2)	(12.7)		53.7
Other Current Assets	(6.1)	0.7		(9.8)
Other Current Liabilities	42.1	(10.8)		(9.9)
Net Cash Flows from (Used for) Operating Activities	846.6	880.0		894.7
Investing Activities
Construction Expenditures	(780.7)	(818.1)		(646.7)
Change in Advances to Affiliates, Net	0.5	0.6		1.5
Other Investing Activities	10.8	15.2		13.3
Net Cash Flows from (Used for) Investing Activities	(769.4)	(802.3)		(631.9)
Financing Activities
Issuance of Long-term Debt	203.2	320.9		314.0
Change in Advances from Affiliates, Net	19.6	106.4		(101.4)
Retirement of Long-term Debt	(124.0)	(377.9)		(213.6)
Principal Payments for Capital Lease Obligations	(6.9)	(6.9)		(6.4)
Dividends Paid on Common Stock	(160.0)	(120.0)		(255.0)
Other Financing Activities	1.5	0.5		0.5
Net Cash Flows from (Used for) Financing Activities	(66.6)	(77.0)		(261.9)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	10.6	0.7		0.9
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	19.2	18.5		17.6
Cash and Cash Equivalents at Beginning of Period	2.9
Cash, Cash Equivalents and Restricted Cash at End of Period	29.8	19.2		18.5
Cash and Cash Equivalents at End of Period	4.2	2.9
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	182.0	183.6		181.8
Net Cash Paid (Received) for Income Taxes	(13.0)	31.2		22.1
Noncash Acquisitions Under Capital Leases	5.5	3.5		6.1
Construction Expenditures Included in Current Liabilities as of December 31,	134.4	126.3		151.6
Indiana Michigan Power Co [Member]
Operating Activites
NET INCOME (LOSS)	261.3	186.7		239.9
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	293.1	210.9		191.7
Deferred Income Taxes	(42.9)	200.7		105.1
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expenses, Net	29.2	8.5		(48.4)
Asset Impairments and Other Related Charges	0.0	0.0		10.5
Carrying Costs Income	(3.9)	(12.7)		(10.1)
Allowance for Equity Funds Used During Construction	(11.9)	(11.1)		(15.3)
Mark-to-Market of Risk Management Contracts	(4.1)	(2.3)		2.0
Amortization of Nuclear Fuel	113.8	129.1		128.6
Pension Contributions to Qualified Plan Trust	0.0	(13.0)		(12.7)
Deferred Fuel Over/Under-Recovery, Net	39.7	13.7		(14.8)
Disposition of Tanners Creek Plant Site	0.0	0.0		(93.5)
Change in Other Noncurrent Assets	(32.6)	(88.4)		(56.4)
Change in Other Noncurrent Liabilities	72.1	37.4		58.2
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	4.8	(1.1)		0.5
Fuel, Materials and Supplies	(11.2)	(7.5)		20.9
Accounts Payable	(14.1)	17.6		11.6
Accrued Taxes, Net	41.2	(16.6)		6.0
Other Current Assets	1.5	14.5		8.0
Other Current Liabilities	(10.3)	(5.1)		(2.1)
Net Cash Flows from (Used for) Operating Activities	725.7	661.3		529.7
Investing Activities
Construction Expenditures	(568.5)	(648.5)		(596.9)
Change in Advances to Affiliates, Net	(0.3)	0.1		(0.8)
Purchases of Investment Securities	(2,064.7)	(2,300.5)		(3,000.0)
Sales of Investment Securities	2,010.0	2,256.3		2,957.7
Acquisitions of Nuclear Fuel	(46.1)	(108.0)		(128.5)
Other Investing Activities	14.8	9.7		8.4
Net Cash Flows from (Used for) Investing Activities	(654.8)	(790.9)		(760.1)
Financing Activities
Issuance of Long-term Debt	1,168.1	530.1		569.4
Change in Advances from Affiliates, Net	(210.5)	(3.6)		(79.1)
Retirement of Long-term Debt	(884.9)	(260.7)		(100.2)
Principal Payments for Capital Lease Obligations	(8.8)	(12.0)		(35.3)
Dividends Paid on Common Stock	(124.7)	(125.0)		(125.0)
Other Financing Activities	(9.0)	0.9		0.7
Net Cash Flows from (Used for) Financing Activities	(69.8)	129.7		230.5
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash and Cash Equivalents	1.1	0.1		0.1
Cash and Cash Equivalents at Beginning of Period	1.3	1.2		1.1
Cash and Cash Equivalents at End of Period	2.4	1.3		1.2
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	116.9	94.8		83.3
Net Cash Paid (Received) for Income Taxes	32.6	(89.9)		(39.5)
Noncash Acquisitions Under Capital Leases	5.8	7.1		18.2
Construction Expenditures Included in Current Liabilities as of December 31,	93.0	88.5		106.2
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	4.0	0.0		2.1
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	2.2	2.6		0.7
Ohio Power Co [Member]
Operating Activites
NET INCOME (LOSS)	325.5	323.9		282.2
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	259.7	225.9		238.6
Generation Deferrals	0.0	0.0		(82.7)
Amortization of Generation Deferrals	223.9	229.2		242.9
Deferred Income Taxes	(36.2)	147.9		(39.2)
Carrying Costs Income	(1.7)	(3.6)		(19.9)
Allowance for Equity Funds Used During Construction	(9.8)	(6.4)		(6.0)
Mark-to-Market of Risk Management Contracts	(32.2)	13.0		134.6
Pension Contributions to Qualified Plan Trust	0.0	(8.2)		(7.1)
Property Taxes	(12.5)	(17.9)		(9.8)
Provision for Refund - Global Settlement	(5.5)	(98.2)		120.3
Change in Regulatory Assets	171.5	(70.7)		(139.8)
Change in Other Noncurrent Assets	(9.8)	(51.1)		(44.6)
Change in Other Noncurrent Liabilities	53.8	15.8		31.0
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	43.1	(30.1)		(26.6)
Fuel, Materials and Supplies	(11.3)	(11.1)		(2.1)
Accounts Payable	(13.8)	11.6		13.7
Accrued Taxes, Net	26.8	(9.4)		(6.0)
Other Current Assets	8.1	(9.2)		0.0
Other Current Liabilities	49.1	(29.2)		(33.2)
Net Cash Flows from (Used for) Operating Activities	1,028.7	622.2		646.3
Investing Activities
Construction Expenditures	(725.9)	(567.7)		(416.2)
Change in Advances to Affiliates, Net	0.0	24.2		306.9
Other Investing Activities	18.4	12.6		12.0
Net Cash Flows from (Used for) Investing Activities	(707.5)	(530.9)		(97.3)
Financing Activities
Issuance of Long-term Debt	392.8	0.0		0.0
Change in Advances from Affiliates, Net	26.3	87.8		0.0
Retirement of Long-term Debt	(397.1)	(46.4)		(395.9)
Principal Payments for Capital Lease Obligations	(3.8)	(4.1)		(4.2)
Dividends Paid on Common Stock	(337.5)	(130.0)		(150.0)
Other Financing Activities	0.9	0.8		0.6
Net Cash Flows from (Used for) Financing Activities	(318.4)	(91.9)		(549.5)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	2.8	(0.6)		(0.5)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	29.7	30.3		30.8
Cash and Cash Equivalents at Beginning of Period	3.1
Cash, Cash Equivalents and Restricted Cash at End of Period	32.5	29.7		30.3
Cash and Cash Equivalents at End of Period	4.9	3.1
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	97.1	100.0		109.9
Net Cash Paid (Received) for Income Taxes	51.3	48.5		220.4
Noncash Acquisitions Under Capital Leases	4.4	4.5		3.4
Construction Expenditures Included in Current Liabilities as of December 31,	98.2	87.8		44.6
Public Service Co Of Oklahoma [Member]
Operating Activites
NET INCOME (LOSS)	83.2	72.0		100.0
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	164.0	130.4		130.2
Deferred Income Taxes	(31.1)	124.7		82.5
Allowance for Equity Funds Used During Construction	(0.4)	(0.5)		(6.2)
Mark-to-Market of Risk Management Contracts	(3.0)	(5.6)		(0.4)
Pension Contributions to Qualified Plan Trust	0.0	(5.3)		(5.6)
Deferred Fuel Over/Under-Recovery, Net	57.4	(5.4)		(109.9)
Provision for Refund	3.8	(43.5)		46.1
Change in Other Noncurrent Assets	0.0	(27.2)		(35.9)
Change in Other Noncurrent Liabilities	17.6	4.5		(0.1)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	5.1	(10.9)		(9.0)
Fuel, Materials and Supplies	(2.6)	13.0		2.0
Accounts Payable	17.7	(10.7)		25.7
Accrued Taxes, Net	13.2	0.8		7.4
Other Current Assets	(0.8)	(2.1)		0.8
Other Current Liabilities	6.4	3.9		(10.4)
Net Cash Flows from (Used for) Operating Activities	330.5	238.1		217.2
Investing Activities
Construction Expenditures	(240.2)	(266.1)		(351.1)
Change in Advances to Affiliates, Net	0.0	0.0		80.6
Other Investing Activities	7.2	4.6		11.0
Net Cash Flows from (Used for) Investing Activities	(233.0)	(261.5)		(259.5)
Financing Activities
Issuance of Long-term Debt	0.0	0.0		274.2
Change in Advances from Affiliates, Net	(44.1)	97.6		52.0
Retirement of Long-term Debt	(0.5)	(0.5)		(275.4)
Dividends Paid on Common Stock	(50.0)	(70.0)		(5.0)
Other Financing Activities	(2.5)	(3.6)		(3.4)
Net Cash Flows from (Used for) Financing Activities	(97.1)	23.5		42.4
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash and Cash Equivalents	0.4	0.1		0.1
Cash and Cash Equivalents at Beginning of Period	1.6	1.5		1.4
Cash and Cash Equivalents at End of Period	2.0	1.6		1.5
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	62.0	61.5		60.1
Net Cash Paid (Received) for Income Taxes	17.9	(72.6)		(37.7)
Noncash Acquisitions Under Capital Leases	4.3	2.1		3.1
Construction Expenditures Included in Current Liabilities as of December 31,	33.2	23.1		33.6
Southwestern Electric Power Co [Member]
Operating Activites
NET INCOME (LOSS)	152.2	137.5		169.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	239.5	217.4		196.5
Deferred Income Taxes	1.2	80.5		162.6
Asset Impairments and Other Related Charges	0.0	33.6		0.0
Allowance for Equity Funds Used During Construction	(6.0)	(2.4)		(11.0)
Mark-to-Market of Risk Management Contracts	4.0	(5.6)		(5.1)
Pension Contributions to Qualified Plan Trust	0.0	(8.9)		(8.3)
Deferred Fuel Over/Under-Recovery, Net	(2.4)	(0.8)		(8.9)
Change in Regulatory Liabilities	(3.8)	(12.3)		(22.0)
Change in Other Noncurrent Assets	(18.8)	(9.2)		(13.0)
Change in Other Noncurrent Liabilities	46.6	17.0		6.0
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	53.5	(32.9)		(5.7)
Fuel, Materials and Supplies	3.5	(16.0)		38.1
Accounts Payable	0.9	10.5		3.5
Accrued Taxes, Net	2.3	45.7		(68.9)
Other Current Assets	15.6	5.2		(13.9)
Other Current Liabilities	16.5	(14.6)		(15.3)
Net Cash Flows from (Used for) Operating Activities	504.8	444.7		404.3
Investing Activities
Construction Expenditures	(451.0)	(404.1)		(426.3)
Change in Advances to Affiliates, Net	(81.4)	167.8		(167.8)
Proceeds from Sales of Assets	1.4	12.6		1.1
Other Investing Activities	2.1	3.1		(1.0)
Net Cash Flows from (Used for) Investing Activities	(528.9)	(220.6)		(594.0)
Financing Activities
Issuance of Long-term Debt	1,065.7	114.6		406.7
Change in Short-term Debt, Net	(22.0)	22.0		0.0
Change in Advances from Affiliates, Net	(118.7)	118.7		(58.3)
Retirement of Long-term Debt	(794.5)	(353.7)		(3.3)
Principal Payments for Capital Lease Obligations	(11.5)	(11.3)		(27.1)
Dividends Paid on Common Stock	(65.0)	(110.0)		(120.0)
Dividends Paid on Common Stock	(4.3)	(13.6)		(4.2)
Other Financing Activities	(2.7)	0.5		1.0
Net Cash Flows from (Used for) Financing Activities	47.0	(232.8)		194.8
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net Increase (Decrease) in Cash and Cash Equivalents	22.9	(8.7)		5.1
Cash and Cash Equivalents at Beginning of Period	1.6	10.3		5.2
Cash and Cash Equivalents at End of Period	24.5	1.6		10.3
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	125.7	124.4		118.0
Net Cash Paid (Received) for Income Taxes	18.8	(75.3)		(32.0)
Noncash Acquisitions Under Capital Leases	3.6	3.3		5.9
Construction Expenditures Included in Current Liabilities as of December 31,	$ 42.0	$ 71.2		$ 41.8

[1]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[2]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[3]	(a)Reflects the revisions made to AEPTCo’s previously issued financial statements. For additional details on the revisions to AEPTCo’s financial statements, see “Revisions to Previously Issued Financial Statements” below.
[4]	The amount presented reflects the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.